10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments required for all operating leases
(Dollars in thousands)

Year ending December 31,
2013	$542
2014	516
2015	482
2016	482
2017	428
Thereafter	1,667
Total minimum obligation	$4,117

Required collateral or other security to support financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2012	2011
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$133,919	131,565

Standby letters of credit and financial guarantees written	$3,297	3,288